Supplement to the
Fidelity® Select Portfolios®
Insurance Portfolio
April 29, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Fahim Razzaque (Co-Portfolio Manager) has managed the fund since 2022.
Effective January 31, 2026, Mr. Razzaque will no longer serve as Co-Portfolio Manager of the fund and Ms. Abernethy will assume sole portfolio manager responsibilities.
Nicole Abernethy (Co-Portfolio Manager) has managed the fund since 2025.
PRC-SUSTK-0725-103 1.9886534.103	July 31, 2025